DERIVATIVE LIABILITIES (Details)	9 Months Ended
Sep. 30, 2015 USD ($)
Derivative [Line Items]
Balance at beginning of year	$ 270,000
Recognition of conversion feature liability	769,000
Recognition of warrant derivative liability	415,000
Reclassification to stockholders’ equity upon conversion	(669,000)
Change in fair market value of the derivative liabilities	(746,000)
Balance at end of year	39,000
Series A Preferred Stock - Conversion Option [Member]
Derivative [Line Items]
Balance at beginning of year	270,000
Recognition of conversion feature liability	0
Recognition of warrant derivative liability	0
Reclassification to stockholders’ equity upon conversion	(150,000)
Change in fair market value of the derivative liabilities	(111,000)
Balance at end of year	9,000
Series B Preferred Stock - Conversion Option [Member]
Derivative [Line Items]
Reclassification to stockholders’ equity upon conversion	54,000
Series B Preferred Stock - Conversion Option [Member] | 31 Group, LLC [Member]
Derivative [Line Items]
Balance at beginning of year	0
Recognition of conversion feature liability	81,000
Recognition of warrant derivative liability	45,000
Reclassification to stockholders’ equity upon conversion	(54,000)
Change in fair market value of the derivative liabilities	(69,000)
Balance at end of year	3,000
Series B Preferred Stock - Conversion Option [Member] | Related Party [Member]
Derivative [Line Items]
Balance at beginning of year	0
Recognition of conversion feature liability	220,000
Recognition of warrant derivative liability	118,000
Reclassification to stockholders’ equity upon conversion	(220,000)
Change in fair market value of the derivative liabilities	(111,000)
Balance at end of year	7,000
Series C Preferred Stock - Conversion Option [Member]
Derivative [Line Items]
Balance at beginning of year	0
Recognition of conversion feature liability	468,000
Recognition of warrant derivative liability	252,000
Reclassification to stockholders’ equity upon conversion	(245,000)
Change in fair market value of the derivative liabilities	(455,000)
Balance at end of year	$ 20,000